Research and Development Expenses (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Of Research And Development Expenses [Abstract]
Summary of Research and Development Expenses

	2021	2020	2019
		Restated	Restated
	US$	US$	US$
Research project costs	25,891,851	12,064,008	22,419,712
Total research and development expenses	25,891,851	12,064,008	22,419,712

(1) The research project costs relate to the research programs in respect to the treatment of eye diseases by OPT‑302.